Preference Shares - Schedule of Characteristics of First Preference Shares (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018 $ / shares	Aug. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 01, 2021 $ / shares	Jun. 01, 2020 $ / shares	Dec. 01, 2018 $ / shares
Class of Stock [Line Items]
Preferred shares rate dividend term			5 years
Series F
Class of Stock [Line Items]
Initial yield (percent)			4.90%
Annual Dividend (CAD per share)			$ 1.2250
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)	$ 25		$ 25
Series J
Class of Stock [Line Items]
Initial yield (percent)			4.75%
Annual Dividend (CAD per share)			$ 1.1875
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)	25.75		$ 25.75			$ 26
Preferred stock redemption price per share annual decrease (CAD per share)						$ 0.25
Series J | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)				$ 25.00
Series G
Class of Stock [Line Items]
Initial yield (percent)			5.25%
Annual Dividend (CAD per share)	1.0983	$ 0.9708
Reset Dividend Yield (percent)			2.13%
Redemption price (CAD per share)	25.0		$ 25.0
Series H
Class of Stock [Line Items]
Initial yield (percent)			4.25%
Annual Dividend (CAD per share)			$ 0.6250
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)	$ 25		$ 25
Preferred shares exchange ratio	1		1
Series K
Class of Stock [Line Items]
Initial yield (percent)			4.00%
Annual Dividend (CAD per share)			$ 1.0000
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)	$ 25		$ 25
Preferred shares exchange ratio	1		1
Series M
Class of Stock [Line Items]
Initial yield (percent)			4.10%
Annual Dividend (CAD per share)			$ 1.0250
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)	$ 25		$ 25
Preferred shares exchange ratio	1		1
Series I
Class of Stock [Line Items]
Initial yield (percent)			2.10%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)	$ 25.50		$ 25.50
Preferred shares exchange ratio	1		1
Series I | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)					$ 25.00
Series L
Class of Stock [Line Items]
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)	$ 0		$ 0
Preferred shares exchange ratio	1		1
Series N
Class of Stock [Line Items]
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)	$ 0		$ 0
Preferred shares exchange ratio	1		1
Fixed rate reset
Class of Stock [Line Items]
Redemption price (CAD per share)	$ 25.00		$ 25.00